PBHG FUNDS
                         SUPPLEMENT DATED MARCH 12, 2003

                              TO THE PROSPECTUS FOR
                                PBHG CORE GROWTH
                                PBHG LIMITED FUND
                           PBHG NEW OPPORTUNITIES FUND
                             PBHG SELECT EQUITY FUND

This Supplement updates certain information contained in the Prospectus dated July 29, 2002 (as supplemented January 7, 2003). You should retain the Prospectus for future reference. You may obtain additional copies of the Prospectus and all current Supplements free of charge by calling 1-800-433-0051 or via the Internet at www.pbhgfunds.com.

PBHG CORE GROWTH FUND
--------------------------------------------------------------------------------

The Board of Trustees of PBHG Funds has called a special meeting of PBHG Core Growth Fund shareholders to be held on Thursday, June 19, 2003 to approve a proposal to merge the PBHG Core Growth Fund into the PBHG Growth Fund. Only shareholders who own shares of the PBHG Core Growth Fund at the close of business on Thursday, April 10, 2003, the record date, will be entitled to notice of and to vote at the June 19, 2003 special meeting of the PBHG Core Growth Fund shareholders.

PBHG LIMITED FUND
--------------------------------------------------------------------------------

The Board of Trustees of PBHG Funds has called a special meeting of PBHG Limited Fund shareholders to be held on Thursday, June 19, 2003 to approve a proposal to merge the PBHG Limited Fund into the PBHG Emerging Growth Fund. Only shareholders who own shares of the PBHG Limited Fund at the close of business on Thursday, April 10, 2003, the record date, will be entitled to notice of and to vote at the June 19, 2003 special meeting of the PBHG Limited Fund shareholders.




                                                                          (over)


PBHG-Core SUPP3/12/03

PBHG NEW OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The Board of Trustees of PBHG Funds has also called a special meeting of PBHG New Opportunities Fund shareholders to be held on Thursday, June 19, 2003 to approve a proposal to merge the PBHG New Opportunities Fund into the PBHG Emerging Growth Fund. Only shareholders who own shares of the PBHG New Opportunities Fund at the close of business on Thursday, April 10, 2003, the record date, will be entitled to notice of and to vote at the June 19, 2003 special meeting of the PBHG New Opportunities Fund shareholders.

More detailed information will be contained in the forthcoming combined proxy statements.

PBHG SELECT EQUITY FUND
--------------------------------------------------------------------------------

Effective April 1, 2003, the PBHG Select Equity Fund will change its name to the PBHG Select Growth Fund.

                                   PBHG FUNDS

                             PBHG FOCUSED VALUE FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                        PBHG STRATEGIC SMALL COMPANY FUND
                                  (THE "FUNDS")

                         Supplement dated March 12, 2003
                        To Prospectus dated July 29, 2002
                        (as supplemented January 7, 2003)

This supplement updates certain information in the Prospectus. You should retain the Prospectus and all supplements for future reference. You may obtain additional copies of the Prospectus and supplements free of charge by calling 1-800-433-0051 or via the internet at www.pbhgfunds.com.

         Effective April 1, 2003, the Funds will modify their main investment strategies and each of the Funds other than PBHG Strategic Small Company Fund will change its name. The following "Portfolio Summaries" reflect these changes.

                                                           PBHG-SUPP3-12-03VALUE

PBHG Focused Fund

[LOGO OMITTED]    GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[LOGO OMITTED]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in equity securities, such as common stocks of small, medium or large capitalization companies. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential.

[LOGO OMITTED]    MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

In addition, the Fund may emphasize small, medium or large sized companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO OMITTED]    For more information on this Fund's investment strategies
                  and the associated risks, please refer to the More About the Funds section beginning on page 89.

[LOGO OMITTED]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           CALENDAR YEAR TOTAL RETURNS

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 2000 -- 24.81%
                                 2001 --  3.44%


            The Fund's year-to-date return as of 6/30/02 was -18.38%.

                        Best Quarter:     Q1 2000       29.53%
                        Worst Quarter:    Q3 2001      -14.97%

PBHG Large Cap Fund

[LOGO OMITTED]    GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[LOGO OMITTED]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 30, 2002, the S&P 500 Index had market capitalizations between $492 million and $296.2 billion. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus primarily on those equity securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential.

[LOGO OMITTED]  MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO OMITTED]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[LOGO OMITTED]    PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


                           CALENDAR YEAR TOTAL RETURNS

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 1997 --  25.62%
                                 1998 --  34.74%
                                 1999 --  11.06%
                                 2000 --  23.97%
                                 2001 --  -1.41%


            The Fund's year-to-date return as of 6/30/02 was -12.23%.


                      Best Quarter:      Q4 1998       28.21%
                      Worst Quarter:     Q3 2001      -14.02%

PBHG Mid-Cap Fund

[LOGO OMITTED]   GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[LOGO OMITTED]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 30, 2002, the S&P MidCap 400 Index had market capitalizations between $140 million and $9.2 billion. The size of the companies in the S&P MidCap 400 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

 [LOGO OMITTED]  MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes equity securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO OMITTED]    For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.

[LOGO OMITTED]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


                          CALENDAR YEAR TOTAL RETURNS

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 1998 --  27.84%
                                 1999 --  21.72%
                                 2000 --  26.17%
                                 2001 --   7.79%


            The Fund's year-to-date return as of 6/30/02 was -9.86%.

                       Best Quarter:     Q4 1998       30.07%
                       Worst Quarter:    Q3 2001      -18.53%

PBHG Small Cap Fund

[LOGO OMITTED]  GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[LOGO OMITTED]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The size of the companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market capitalizations and the composition of the index. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

[LOGO OMITTED]  MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO OMITTED]    For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 89.


[LOGO OMITTED]    PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


                          CALENDAR YEAR TOTAL RETURNS

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 1998 --   1.13%
                                 1999 --  18.63%
                                 2000 --  32.87%
                                 2001 --   4.93%

            The Fund's year-to-date return as of 6/30/02 was -14.05%.


                       Best Quarter:    Q4 2001        25.70%
                       Worst Quarter:   Q3 1998       -21.59%

PBHG Strategic Small Company Fund

[LOGO OMITTED]   GOAL

The Fund seeks to provide investors with growth of capital.

[LOGO OMITTED]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The equity securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential or have sustainable long-term growth prospects but are currently trading at modest relative valuation given using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter strategically adjusts the mix of equity securities in the Fund, depending upon economic and market conditions. Pilgrim Baxter expects to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

[LOGO OMITTED]    MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Fund may never reach what Pilgrim Baxter believes are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO OMITTED]     For more information on this Fund's investment strategies
                   and the associated risks, please refer to the More About the Funds section beginning on page 89.

[LOGO OMITTED]    PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


                          CALENDAR YEAR TOTAL RETURNS

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 1997 --  25.67%
                                 1998 --   2.13%
                                 1999 --  51.79%
                                 2000 --  11.89%
                                 2001 --  -9.97%

            The Fund's year-to-date return as of 6/30/02 was -17.57%.


                    Best Quarter:      Q4 1999       36.16%
                    Worst Quarter:     Q3 1998      -23.48%

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